Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about warrants, activity [Table Text Block]
		2018		2017

		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	warrants	price	warrants	price

Balance, beginning of year	69,073,031	$0.29	105,187,297	$0.29
Warrant amendment	-	-	(35,714,286)	0.28
Exercised	-	-	(399,980)	0.40
Expired	(69,073,031)	0.29	-	-
Balance, end of year	-	$-	69,073,031	$0.29

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		2018		2017

		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price

Balance, beginning of year	1,746,982	$12.87	1,380,237	$13.38
Granted	1,082,600	4.95	377,078	11.00
Forfeited	(128,356)	12.98	(10,000)	12.01
Expired	(2,021)	14.08	(333)	30.00

Balance, end of year	2,699,205	$9.69	1,746,982	$12.87

Options exercisable, end of year	1,193,486	$12.96	845,336	$12.80

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
	Stock options outstanding			Stock options exercisable

		Weighted average
		remaining
	Number	contractual life	Weighted average	Number	Weighted average
Exercise prices	outstanding	(in years)	exercise price	exercisable	exercise price

$3.90 - $4.23	870,600	9.9	$4.23	-	-
$6.36 - $9.89	698,634	7.3	$8.16	381,168	$8.27
$10.35 - $12.22	497,356	7.0	$11.20	330,793	$10.70
$13.98 - $15.30	294,563	7.4	$14.02	196,695	$14.03
$17.00 - $23.44	309,052	6.7	$20.22	258,851	$20.41
$28.05	29,000	6.4	$28.05	25,979	$28.05

	2,699,205	8.0	$9.69	1,193,486	$12.96

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2018	2017
Expected option life	6 years	6 years
Risk-free interest rate	2.4%	1.6%
Dividend yield	0%	0%
Expected volatility	82%	87%